Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V and

Ameritas Variable Separate Account VA-2

("Separate Accounts")

Supplement to:

Overture Life SPVUL and Overture Annuity

Prospectuses Dated May 1, 2007

Supplement Dated May 1, 2017

1.       Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Balanced Portfolio, Class I-2	Current income and long-term capital appreciation.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio*** – AIP**	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio***, Class I – AIP**	Index: S&P MidCap 400 Index.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Asset Manager Portfolio, Initial Class (1,2,3)	Total return.
Fidelity® VIP Asset Manager: Growth Portfolio, Initial Class (1,2,3)	Total return.
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,3)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,3)	Index: S&P 500® Index.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,3)	Current income.
Fidelity® VIP Growth Portfolio, Initial Class (2,3)	Capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (2,3)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,3)	Bond.
Fidelity® VIP Overseas Portfolio, Initial Class (2,3)	Long-term growth.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity Fund, Series I	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® New Discovery Series, Initial Class	Seeks capital appreciation.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Strategic Income Portfolio, Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.

IN 2131 5-17

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company (named UIF Emerging Markets Equity Portfolio prior to May 1, 2017)	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Strategist Portfolio, Class I (named UIF Global Strategist Portfolio prior to May 1, 2017)	Total return.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (named UIF U.S. Real Estate Portfolio prior to May 1, 2017)	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and the current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2.       Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2016.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2131 5-17